Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value Disclosures [Abstract]
Financial Instruments - Schedule of Carrying Values and Estimated Fair Values of Financial Instruments (Table)

	Carrying Amount June 30, 2023	Fair Value June 30, 2023	Carrying Amount December 31, 2022	Fair Value December 31, 2022
Financial assets (liabilities)
Cash and cash equivalents	529,217	529,217	304,367	304,367
Restricted cash	4,877	4,877	5,072	5,072
Margin deposits	4,270	4,270	4,270	4,270
Long-term receivable	23,558	23,558	23,307	23,307
Redemption of Series D Preferred Shares	(87,927)	(87,927)	—	—
Debt and other financial liabilities	(1,548,196)	(1,548,196)	(1,587,582)	(1,587,582)

Financial Instruments - Schedule of Derivative Instruments - Statements of Financial Position Location (Table)

		Asset Derivatives		Liability Derivatives
		June 30, 2023	December 31,2022	June 30, 2023	December 31, 2022
	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	—	193	—	—
	Financial instruments - Fair value, net of current portion	—	—	—	5
Subtotal		—	193	—	5
Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	854	—	—	—
	Financial instruments - Fair value, net of current portion	—	—	178	—
Bunker swaps	Current portion of financial instruments - Fair value	58	—	61	—
Subtotal		912	—	239	—
Total derivatives		912	193	239	5

Financial Instruments - Gain (Loss) Recognized in Accumulated Other Comprehensive Income on Derivative (Effective Portion) (Table)

	Gain (Loss) Recognized in Accumulated Other Comprehensive Income on Derivative (Effective Portion)
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2023	2022	2023	2022
Interest rate swaps	—	7,376	(132)	26,037
Reclassification due to de-designations to interest and finance costs, net	(1,313)	(2,623)	(2,611)	(4,959)
Reclassification to depreciation expense	123	49	115	98
Total	(1,190)	4,802	2,628	21,176

Financial Instruments - Schedule of Derivatives Not Designated as Hedging Instruments - Net Effect on the Statement Of Comprehensive Income (Table)

		Net Realized and Unrealized Gain (Loss) recognized on Statement of Other Comprehensive Income
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2023	2022	2023	2022
Interest rate swaps	Interest and finance costs, net	1,046	561	676	561
Bunker swaps	Interest and finance costs, net	(3)	—	(3)	7,923
Total		1,043	561	673	8,484

Financial Instruments - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Table)

Recurring measurements:	June 30, 2023	December 31, 2022
Interest rate swaps	676	188
Bunker swaps	(3)	—
Total	673	188